Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 4 - ACCRUED LIABILITIES As of December 31, 2017 and 2016, the Company had accrued professional fees of $750 and $1,000, respectively.